15. TAX INSTALLMENTS PROGRAMS	12 Months Ended
Dec. 31, 2017
Tax Installments Programs
TAX INSTALLMENTS PROGRAMS
15.	Tax installments programs

The position of the REFIS debts (refinancing program) and other tax installment payment plans, were recorded in current and non-current liabilities, as stated in the table of Note 13, are as follows:

				Consolidated
	Current		Non-current
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Federal REFIS Law 11.941/09	12,552	11,956	20,083	19,779
Federal REFIS Law 12.865/13	5,984	5,572	56,381	57,905
Other refinancing program	3,015	6,916	2,778	5,628
	21,551	24,444	79,242	83,312

REFIS debts refer to tax refinance programs launched by the Brazilian Federal Government to allow tax owners to pay their fiscal debts in installments. Usually, the adhesion to those programs by the companies allow them to benefit from relief of interest and penalties.